Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow hedge derivative instruments	$ 299	$ 347	$ 378
Deferred tax (benefit) expense recognized in OCI	$ 299	$ 347	$ 378